Income Taxes - Schedule of Components of Provision for Income Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Components Of Provision For Income Taxes From Continuing Operations Abstract
Federal
State and local	680	553
Foreign	176	89
Total current tax expense	856	642
Federal
State and local
Foreign
Total deferred tax (benefit)
Provision (benefit) for income taxes	$ 856	$ 642